Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor

	December 31, 2020	December 31, 2019

Civil	23,238	9,152
Labor	5,566	2,697
	28,804	11,849
Current	17,063	11,849
Non-Current	11,741	—

Statement of changes in the provision for contingencies	Below we demonstrate the movements of the provision for contingencies in the twelve-month period ended December 31, 2020:

At December 31, 2018	7,004
Accrual	8,227
Settlement	(4,822)
Interest	1,440

At December 31, 2019	11,849
Accrual	6,409
Acquisition of subsidiary	11,446
Settlement	(1,127)
Interest	227
At December 31, 2020	28,804